UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21380

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           --------------

                   Date of fiscal year end: NOVEMBER 30, 2005
                                           -------------------

                   Date of reporting period: FEBRUARY 28, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES -- 72.5%
              BANKING -- 33.6%
-----------------------------------------------------------------------------------------------------------------
      1,000   ABN AMRO North America, Inc., 6.59% Pfd., 144A**** ............................   $  1,041,680*
$ 4,750,000   Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ............      5,901,471
     38,800   BAC Capital Trust I, 7.00% Pfd. ...............................................      1,027,230
     25,000   BAC Capital Trust III, 7.00% Pfd. .............................................        661,250
     10,900   BAC Capital Trust V, 7.00% Pfd. ...............................................        286,452
     50,900   Bank One Capital Trust VI, 7.20% Pfd. .........................................      1,344,523
$ 1,000,000   BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ...............      1,092,695(1)
$10,000,000   Chase Capital I, 7.67% 12/01/26 Capital Security ..............................     10,859,450
     14,400   Chase Capital XI, 5.875% Pfd. 06/15/33 ........................................        355,248
     40,000   Cobank, ACB, 7.00% Pfd., 144A**** .............................................      2,223,000*
     20,000   Colonial Capital Trust IV, 7.875% Pfd. ........................................        528,600
     11,000   Comerica (Imperial) Capital Trust I, 7.60% Pfd. ...............................        289,850
$ 2,000,000   First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ........      2,189,010
$   400,000   First Empire Capital Trust I, 8.234% 02/01/27 Capital Security ................        440,982
$ 1,900,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ..........      2,109,712(1)
$ 2,000,000   First Midwest Capital Trust I, 6.95% Pfd. 12/01/33, Capital Security ..........      2,220,210
$ 1,500,000   First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B ...      1,531,290
$ 2,000,000   First Union Institutional Capital II, 7.85% 01/01/27 Capital Security .........      2,181,430
$ 1,000,000   Fleet Capital Trust II, 7.92% 12/11/26 Capital Security .......................      1,091,250
     18,000   Fleet Capital Trust VII, 7.20% Pfd. ...........................................        474,570
          2   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .......................      2,884,381
$ 7,100,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ...................      8,025,378
$ 8,000,000   HBOS Capital Funding LP, 6.85% Pfd. ...........................................      8,443,560(1)
$   855,000   HSBC Capital Trust II, 8.38% 05/15/27 Capital Security, 144A**** ..............        951,068(1)
$ 3,000,000   Haven Capital Trust I, 10.46% 02/01/27 Capital Security .......................      3,447,435
      4,200   Household Capital Trust VI, 8.25% Pfd. ........................................        110,040
$ 2,944,000   J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ..................      3,193,430
      3,955   J.P. Morgan Chase & Co., 6.625% Pfd., Series H ................................        203,959*
$ 5,000,000   Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ...      5,424,775
         10   Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ........................      1,082,455
$ 1,000,000   NB Capital Trust IV, 8.25% Capital Security ...................................      1,112,265
$ 2,500,000   North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ...................      2,781,575
$   810,000   North Fork Capital Trust II, 8.00% 12/15/27 Capital Security ..................        898,505
$ 4,000,000   RBS Capital Trust B, 6.80% Pfd. ...............................................      4,198,060**(1)
      2,100   Regions Financial Trust I, 8.00% Pfd. .........................................         55,073
$ 1,600,000   Republic New York Capital I, 7.75% 11/15/26 Capital Security ..................      1,732,720(1)
$   716,000   Republic New York Capital II, 7.53% 12/04/26 Capital Security .................        773,978(1)
         25   Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** ......................      2,699,688

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                     -----------------------------------------------------------


SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES - (CONTINUED)
              BANKING - (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
              Royal Bank of Scotland Group PLC:
     20,000     6.40% Pfd., Series ..........................................................  $     527,500**(1)
$ 6,820,000     7.648% Pfd. .................................................................      8,506,450**(1)
$ 5,050,000   Union Planters Capital Trust, 8.20% 12/15/26 Capital Security .................      5,547,173
     19,000   USB Capital V, 7.25% Pfd. .....................................................        504,545
$ 5,000,000   Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A**** ...........      5,456,025
$ 1,170,000   Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ..........      1,291,996
    350,000   Wachovia Preferred Funding, 7.25% Pfd., Series A ..............................     10,143,000
$ 4,000,000   Webster Capital Trust I, 9.36% 01/29/2027 Capital Security, 144A**** ..........      4,472,520
      7,900   Wells Fargo Capital Trust IV, 7.00% Pfd. ......................................        204,966
     20,000   Wells Fargo Capital Trust IX, 5.625% Pfd. .....................................        492,800
------------------------------------------------------------------------------------------------------------
                                                                                                 123,015,223
                                                                                               -------------
              FINANCIAL SERVICES -- 6.7%
-----------------------------------------------------------------------------------------------------------------
    141,000   Fannie Mae, Adj. Rate Pfd. ....................................................      7,938,300*
              Lehman Brothers Holdings, Inc.:
     86,500     5.94% Pfd., Series C ........................................................      4,438,315*
    232,100     6.50% Pfd., Series F ........................................................      6,209,836*
      9,700   Merril Lynch Capital Trust III, 7.00% Pfd. ....................................        260,736
    168,650   Merrill Lynch Capital Trust V, 7.28% Pfd. .....................................      4,617,637
     17,200   Morgan Stanley Capital Trust II, 7.25% Pfd. ...................................        449,092
     15,000   Morgan Stanley Capital Trust IV, 6.25% Pfd. ...................................        384,150
      6,000   Morgan Stanley Capital Trust V, 5.75% Pfd. ....................................        147,840
------------------------------------------------------------------------------------------------------------
                                                                                                  24,445,906
                                                                                               -------------
              INSURANCE -- 11.0%
-----------------------------------------------------------------------------------------------------------------
     15,000   AAG Holding Company, Inc., 7.25% Pfd. .........................................        385,875
    177,380   ACE Ltd., 7.80% Pfd., Series C ................................................      4,754,671**(1)
$ 6,420,000   AON Capital Trust A, 8.205% 01/01/27 Capital Security .........................      7,353,404
    189,400   Everest Re Capital Trust II, 6.20% Pfd., Series B .............................      4,649,770(1)
              ING Groep NV:
     36,000     7.05% Pfd. ..................................................................        951,120**(1)
    125,000     7.20% Pfd. ..................................................................      3,326,250**(1)
     30,000   Renaissancere Holdings Ltd., 6.08% Pfd., Series C .............................        731,700**(1)
     40,000   St. Paul Capital Trust I, 7.60% Pfd. ..........................................      1,051,600
$   500,000   Sun Life Canada, 8.526% Pfd., 144A**** ........................................        556,255(1)
$ 4,815,000   USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .....................      5,955,119
     30,000   XL Capital Ltd., 7.625% Pfd., Series B ........................................        807,450**(1)
      9,175   Zurich RegCaPS Funding Trust, 6.58% Pfd., 144A**** ............................      9,692,149*
------------------------------------------------------------------------------------------------------------
                                                                                                  40,215,363
                                                                                               -------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES - (CONTINUED)
              UTILITIES -- 13.4%
-----------------------------------------------------------------------------------------------------------------
    222,700   Alabama Power Company, 5.30% Pfd. .............................................   $  5,689,985*
     45,700   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .....................      4,771,308*
$ 2,750,000   COMED Financing II, 8.50% 01/15/27 Capital Security, Series B .................      3,049,420
$ 2,500,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 Capital Security ...........      2,755,425
              Duke Energy Corporation:
     50,214     7.04% Pfd., Series Y ........................................................      5,182,838*
     22,934     7.85% Pfd., Series S ........................................................      2,377,224*
     20,000   Energy East Capital Trust I, 8.25% Pfd. .......................................        527,900
        758   Entergy Arkansas, Inc., 7.40% Pfd. ............................................         78,866*
     70,000   FPC Capital I, 7.10% Pfd., Series A ...........................................      1,764,000
$ 4,500,000   Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security ....      4,937,423
     30,445   Indianapolis Power & Light Company, 5.65% Pfd. ................................      2,898,821*
              Interstate Power & Light Company:
     90,000     7.10% Pfd., Series C ........................................................      2,447,550*
     38,600     8.375% Pfd., Series B .......................................................      1,303,136*
$ 5,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security .................      4,910,650
     16,200   PSEG Funding Trust II, 8.75% Pfd. .............................................        454,248
    120,000   Southern Union Company, 7.55% Pfd. ............................................      3,316,200*
     10,000   Southwest Gas Capital II, 7.70% Pfd. ..........................................        271,250
      5,000   Union Electric Company, $7.64 Pfd. ............................................        521,975*
     82,717   Wisconsin Power & Light Company, 6.50% Pfd. ...................................      2,065,857*
------------------------------------------------------------------------------------------------------------
                                                                                                  49,324,076
                                                                                                ------------
              OIL AND GAS -- 0.8%
-----------------------------------------------------------------------------------------------------------------
      2,750   EOG Resources, Inc., 7.195% Pfd., Series B ....................................      2,934,690*
------------------------------------------------------------------------------------------------------------
                                                                                                   2,934,690
                                                                                                ------------
              REAL ESTATE INVESTMENT TRUST (REIT) -- 6.2%
-----------------------------------------------------------------------------------------------------------------
     16,020   AMB Property Corporation, 6.75% Pfd., REIT, Series M ..........................        408,590
     40,000   BRE Properties, Inc., 6.75% Pfd., REIT, Series C ..............................      1,018,600
     38,750   Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E ....................      1,012,344
              Duke Realty Corporation:
     50,000     6.50% Pfd., REIT, Series K ..................................................      1,252,750
     10,000     6.60% Pfd., REIT, Series L ..................................................        251,800
     19,549     6.625% Pfd., REIT, Series J .................................................        493,124
              Equity Residential Properties:
     18,962     6.48% Pfd., REIT, Series N ..................................................        478,316
     85,000     8.29% Pfd., REIT, Series K ..................................................      5,408,125

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES - (CONTINUED)
              REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
              PS Business Parks, Inc.:
     57,000     6.875% Pfd., REIT, Series I .................................................   $  1,418,445
     16,900     7.00% Pfd., REIT, Series H ..................................................        424,781
     44,500     7.60% Pfd., REIT, Series L ..................................................      1,165,233
     45,000     7.95% Pfd., REIT, Series K ..................................................      1,198,575
              Public Storage, Inc.:
     44,200     7.50% Pfd., REIT, Series V ..................................................      1,177,709
      1,400     7.625% Pfd., REIT, Series T .................................................         36,918
     48,600     8.00% Pfd., REIT, Series R ..................................................      1,294,704
    125,000   Regency Centers Corporation, 7.25% Pfd., REIT .................................      3,254,375
     86,000   Weingarten Realty Investment, 6.95% Pfd., REIT ................................      2,323,720
------------------------------------------------------------------------------------------------------------
                                                                                                  22,618,109
                                                                                                ------------
              MISCELLANEOUS INDUSTRIES -- 0.8%
-----------------------------------------------------------------------------------------------------------------
     34,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****............................      2,859,570*
------------------------------------------------------------------------------------------------------------
                                                                                                   2,859,570
                                                                                                ------------
              TOTAL PREFERRED SECURITIES
                (Cost $254,083,997) .........................................................    265,412,937
                                                                                                ------------

CORPORATE DEBT SECURITIES -- 22.1%
              FINANCIAL SERVICES -- 1.4%
-----------------------------------------------------------------------------------------------------------------
        600   Corp-Backed Trust Certificates, 5.80% Pfd., Series Goldman Sachs ..............         14,967
$ 5,018,000   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ...........      5,030,545
------------------------------------------------------------------------------------------------------------
                                                                                                   5,045,512
                                                                                                ------------
              INSURANCE -- 4.8%
-----------------------------------------------------------------------------------------------------------------
     20,000   American Financial Group, Inc., 7.125% 02/03/34, Senior Note ..................        529,400
$ 8,700,000   OneAmerica Financial Partners, 7.00% 10/15/33, 144A**** .......................      9,778,887
$ 7,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .......................      7,114,380
------------------------------------------------------------------------------------------------------------
                                                                                                  17,422,667
                                                                                                ------------
              OIL AND GAS -- 2.6%
-----------------------------------------------------------------------------------------------------------------
    356,200   Nexen, Inc., 7.35% Subordinated Notes .........................................      9,592,466(1)
------------------------------------------------------------------------------------------------------------
                                                                                                   9,592,466
                                                                                                ------------
              UTILITIES -- 11.0%
-----------------------------------------------------------------------------------------------------------------
$ 2,000,000   AEP Texas Central Company, 6.65% 02/15/33, Senior  Notes, Series E.............      2,257,960
$ 6,100,000   Constellation Energy Group, 7.60% Pfd., 04/01/32, Senior Notes ................      7,507,880

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

CORPORATE DEBT SECURITIES - (CONTINUED)
              UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
     27,200   Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital ..........   $    730,864
$ 5,000,000   Duke Capital Corporation, 8.00% 10/01/19 Senior Notes .........................      6,160,275
      5,000   Entergy Mississippi, Inc., 7.25% 1st Mortgage .................................        133,300
     66,700   Georgia Power Company, 6.00%, 08/15/44, Senior Notes, FGIC Insured ............      1,772,219
$ 4,000,000   Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** ....      4,481,820
$ 4,000,000   Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes ................      4,426,860
$ 5,670,000   Oncor Electric Delivery Company, 7.25% 01/15/33, Secured ......................      6,889,560
$ 1,200,000   TXU Corporation, 6.55% 11/15/34, 144A**** .....................................      1,227,744
$ 4,000,000   Wisconsin Electric Power Company, 6.875% 12/01/95 .............................      4,745,140
------------------------------------------------------------------------------------------------------------
                                                                                                  40,333,622
                                                                                                ------------
              MISCELLANEOUS -- 2.3%
-----------------------------------------------------------------------------------------------------------------
     19,625   Ford Motor Company, 7.50% 06/10/43, Senior Notes ..............................        496,905
$ 6,265,000   General Motors Corporation, 8.80% 03/01/21 ....................................      6,438,916
     25,300   Maytag Corporation, 7.875% 08/01/31 ...........................................        641,608
$   950,000   Verizon Maryland, 7.15% 05/01/23 ..............................................      1,036,004
------------------------------------------------------------------------------------------------------------
                                                                                                   8,613,433
                                                                                                ------------
              TOTAL CORPORATE DEBT SECURITIES
                (Cost $75,942,231) ..........................................................     81,007,700
                                                                                                ------------
COMMON STOCK AND CONVERTIBLE SECURITIES -- 2.7%
              INSURANCE -- 0.2%
-----------------------------------------------------------------------------------------------------------------
     36,000   XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ........................        878,940(1)
------------------------------------------------------------------------------------------------------------
                                                                                                     878,940
                                                                                                ------------
              UTILITIES -- 2.5%
-----------------------------------------------------------------------------------------------------------------
    114,077   FPL Group, Inc ................................................................      9,066,270*
------------------------------------------------------------------------------------------------------------
                                                                                                   9,066,270
                                                                                                ------------
              TOTAL COMMON STOCK AND CONVERTIBLE SECURITIES
                 (Cost $8,889,977) ..........................................................      9,945,210
                                                                                                ------------
OPTION CONTRACTS -- 1.1%
      2,300   June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 ........      3,935,937+
------------------------------------------------------------------------------------------------------------
              TOTAL OPTION CONTRACTS
                 (Cost $2,773,916) ..........................................................      3,935,937
                                                                                                ------------

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------
MONEY MARKET FUND -- 0.0%
     110,327  BlackRock Provident Institutional, TempFund ..................................   $     110,327
------------------------------------------------------------------------------------------------------------
              TOTAL MONEY MARKET FUND
                (Cost $110,327) ............................................................         110,327
                                                                                               -------------

TOTAL INVESTMENTS (Cost $341,800,448***) .......................................     98.4%       360,412,111
OTHER ASSETS AND LIABILITIES (NET) .............................................      1.6%         5,702,707
                                                                                   -------     -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK .................    100.0%++   $ 366,114,818
                                                                                   -------     -------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ....................................     (128,500,000)
                                                                                               -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ................................................    $ 237,614,818
                                                                                               =============

-------------
   * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
  **  Securities distributing Qualified Dividend Income only.
 ***  Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 (1)  Foreign Issuer
   +  Non-income producing.
  ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
            ------------------------------------------------------------

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date         APRIL 18, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date         APRIL 18, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                          ------------------------------------------------------
                          R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                          (principal financial officer)

Date         APRIL 18, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.